Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended						12 Months Ended
	Jun. 18, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Stock Issued During Period, Shares, Issued for Services	350,000
Cash proceeds	$ 350
Share price	$ 1.50
Stock Issued During Period, Value, Issued for Services	$ 525,000
Stock-based compensation expense	$ 524,650	$ 221,350	$ 223,155	$ 678,918	$ 148,781	$ 116,613	$ 63,880	$ 623,457	$ 62,099